Statutory Prospectus Supplement dated May 20, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund Invesco Floating Rate Fund Invesco Multi-Sector Fund	Invesco Select Real Estate Income Fund Invesco Structured Core Fund
Effective May 23, 2011, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Invesco Structured Core Fund — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
Effective May 23, 2011, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Structured Core Fund” in the prospectus:
•	“Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).”

Statutory Prospectus Supplement dated May 20, 2011
The purpose of this mailing is to provide you with changes, effective May 23, 2011, to the current Statutory Prospectus for Class A, B, C, R , Y and Investor Class shares of the Fund listed below:
Invesco Structured Core Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Ralph Coutant	Portfolio Manager	2009
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2011
Anne Unflat	Portfolio Manager	2010
Andrew Waisburd	Portfolio Manager	2011”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1999.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”